Operating Segments (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Schedule of goodwill in material partially owned subsidiaries
	December 31,
	2016	2017
Matrix and its subsidiaries	$185,368	$200,440
Sapiens and its subsidiaries	218,992	303,955
Magic and its subsidiaries	91,002	98,189
Michpal	-	14,688
	$495,362	$617,272

Schedule of reporting on operating segments
	Matrix	Sapiens	Magic	Insync	Michpal	Adjustments	Total

Year ended December 31, 2017:
Revenues from external customers	790,946	269,194	256,207	32,943	5,849	-	1,355,139
Inter-segment revenues	3,679	-	1,933	200	-	(5,812)	-
Revenues	794,625	269,194	258,140	33,143	5,849	(5,812)	1,355,139
Unallocated corporate expenses	-	-	-	-	-	(3,380)	(3,380)
Depreciation and amortization	6,865	21,969	13,611	191	1,018	2	43,656
Operating income (loss)	51,307	(768)	23,974	658	1,063	(3,380)	72,854
Financial income (expense) net							(21,167)
Group’s share of profits (losses) of companies accounted for at equity, net							1,124
Taxes on income							(13,371)
Net income							39,440

Year ended December 31, 2016:
Revenues from external customers	660,012	216,190	198,096	34,323	-	-	1,108,621
Inter-segment revenues	2,578	-	3,550	-	-	(6,128)	-
Revenues	662,590	216,190	201,646	34,323	-	(6,128)	1,108,621
Unallocated corporate expenses	-	-	-	-	-	(2,626)	(2,626)
Depreciation and amortization	6,513	14,079	11,608	245	-	73	32,518
Operating income (loss)	46,220	26,326	17,520	1,060	-	(2,626)	88,500
Financial income (expense) net							(11,586)
Group’s share of profits (losses) of companies accounted for at equity, net							349
Taxes on income							(21,163)
Net income							56,100

Year ended December 31, 2015:
Revenues from external customers	583,661	185,123	174,491	29,919	-	-	973,194
Inter-segment revenues	2,921	-	1,539	-	-	(4,460)	-
Revenues	586,582	185,123	176,030	29,919	-	(4,460)	973,194
Unallocated corporate expenses	-	-	-	-	-	(5,200)	(5,200)
Depreciation and amortization	6,144	14,127	9,885	280	-	2	30,438
Operating income (loss)	38,421	22,273	19,946	426	-	(5,200)	75,866
Financial income (expense) net							(9,533)
Group’s share of profits (losses) of companies accounted for at equity, net							5
Taxes on income							(15,984)
Net income							50,354